Note 7 - Convertible Promissory Notes	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Debt Disclosure [Text Block]

7.   CONVERTIBLE PROMISSORY NOTES

2016 Notes

From June 2016 through April 2017, the Company issued an aggregate of $4,795,088 in convertible promissory notes to various investors (the “2016 Notes”). Upon next equity financing close of at least $5,000,000, (“Qualified Financing”), the 2016 Notes were to be converted if the entire balance had not been paid, at which time the then outstanding balance and accrued interest was to automatically be cancelled and converted into that number of conversion shares at a price equal to the lower of either (i) a 20% discount to the price paid by investors in the qualified financing (“Qualified Financing Event Share Price”), or (ii) an $85,000,000 pre-offering valuation divided by the number of shares of the Company’s common stock outstanding on a fully diluted basis immediately prior to the closing of such a qualified financing event.

Interest was initially accrued at 8% per annum and was scheduled to be paid in cash at maturity date. The 2016 Notes were scheduled to mature twelve months from the dates of issue. The 2016 Notes were neither converted nor paid back, and therefore were in default since 2017 and were accruing interest at a default rate of 12% per annum. As of December 31, 2019, the Company owed $3,490,087 and $1,192,496 as principle and accrued interest, respectively.

The original stated conversion term for the 2016 Notes created a contingent BCF that was not measurable due to a contingency in the conversion mechanics that would allow a conversion to take place at the lower of either a 20% discount to the Qualified Financing Event Share Price or a $85 million valuation. Consequently, the BCF would have been recognized as additional interest expense had the conversion taken place under the original terms of the 2016 Notes.

On December 10, 2020, Reviva executed an amendment to the 2016 Notes with the holders pursuant to which, immediately prior to the closing of the Business Combination, all of the issued and outstanding principal and accrued but unpaid interest under the 2016 Notes (with the exception of $1,200,000 principal on one note which was repaid in cash subsequent to the Business Combination) automatically converted into 3,788,461 shares of Reviva common stock at a conversion price equal to $1.329698. On consummation of the Business Combination, these shares converted into 576,836 shares of the Company’s common stock. The holders have no further rights under the 2016 notes. The Company evaluated whether there was a BCF to be recognized at the time of conversion and determined that there was none.

On January 2, 2020, there was a judgement issued by the District Court of Harris County, Texas, pursuant to an agreement reached between the Company and an investor in the 2016 Notes. Under the terms of the judgements, the Company was obligated to repay an investor of the 2016 Notes, the principal investment of $1,200,000, accrued interest of $242,236, and legal fees of $5,000. The $1,447,236 obligatory payment accrued interest at 5.5% per annum and was fully paid, (including accrued interest of $79,840 subsequent to the judgement).

2018 Notes

From November 2018 through January 2019, the Company issued an aggregate of $275,000 in convertible promissory notes to various investors (the “2018 notes”). Upon a Qualified Financing, the 2018 Notes could have been converted if the entire balance had not been paid. The principal and accrued interest of the 2018 notes would have automatically been converted into that number of shares at a price equal to a 20% discount to the Qualified Financing event price (price paid by investors in the Qualified Financing).

Additionally, the holders of the 2018 notes were also eligible for an equivalent number of contingent warrants (i.e. as the number of converted shares), to purchase common stock (“2018 Contingent Warrants”) with a strike price equal to the Qualified Financing event price with a maturity of 5 years from the date of such a conversion event. These warrants are no longer exercisable and were cancelled during the year ended  December 31, 2019.

Interest on the 2018 Notes accrued at 8% per annum and was scheduled to be paid in cash at maturity unless converted. The 2018 Notes were scheduled to mature six months from the date of issue with an option to extend the maturity by an additional six months with certain additional conversion privileges. Pursuant to the option, the maturity dates of all 2018 notes were extended an additional six months. The 2018 Notes were neither converted nor paid back and continued to accrue interest at a default rate of 8% per annum.

On December 10, 2020, Reviva executed an amendment to the 2018 Notes with the holders pursuant to which, immediately prior to the closing of the Business Combination, all of the issued and outstanding principal and accrued but unpaid interest under the 2018 Notes automatically converted into 370,811 shares of Reviva common stock at a conversion price equal to $0.831018 for each holder of the 2018 Notes who purchased at least $50,000 in aggregate principal amount of 2018 Notes or (ii) $1.330045 for each holder of the 2018 Notes who purchased less than $50,000 in aggregate principal amount of 2018 Notes. On consummation of the Business Combination, these shares converted into 56,461 shares of the Company’s common stock. The holders have no further rights under the 2018 notes. The conversion terms included in the amendment created a BCF of $159,025 at the time of conversion. This amount was recorded at conversion to interest expense and additional paid-in capital.

2020 Notes

From March through May 2020, the Company issued an aggregate of $610,000 in convertible promissory notes to various investors (“2020 Notes”). Upon a Qualified Financing, the 2020 Notes could be converted if the entire balance had not been paid. The principal and accrued interest of the 2020 notes was to automatically be converted into that number of shares at a price equal to a 20% discount to the Qualified Financing event price (price paid by investors in the Qualified Financing).

Additionally, the holders of the 2020 Notes were also eligible for an equivalent number of warrants (i.e. as the number of converted shares), to purchase common stock (“2020 contingent warrants”) with a strike price equal to the Qualified Financing event price with a maturity of 5 years from the date of such a conversion event. The holders of the 2020 Notes, for entering into the Notes agreement, were also eligible to receive common stock when the 2020 Notes were converted into preferred shares in a Qualified Financing event (“2020 Contingent Stock”).

On December 10, 2020, Reviva executed an amendment to the 2020 Notes with the holders pursuant to which, immediately prior to the closing of the Business Combination, all of the issued and outstanding principal and accrued but unpaid interest under the 2020 Notes automatically converted into 744,916 shares of Reviva common stock at a conversion price equal to $0.831009 for each holder of the 2020 Notes who purchased at least $50,000 in aggregate principal amount of the 2020 Notes or (ii) $1.329770 for each holder of the 2020 Notes who purchased less than $50,000 in aggregate principal amount of 2020 Notes. On consummation of the Business Combination, these shares converted into 113,422 shares of the Company’s common stock. The holders have no further rights under the 2020 notes and the warrants issued in connection with the notes are no longer exercisable. The conversion terms included in the amendment created a BCF of $317,730 at the time of conversion. This amount was recorded at conversion to interest expense and additional paid-in capital.

Between August 2020 and October 2020, the Company issued and received an aggregate principal amount of $500,000 in unsecured convertible promissory notes to certain investors to finance its ordinary course of administrative costs and expenses and other expenses incurred in connection with the consummation of the Business Combination. These notes were interest free. These notes provided that they automatically converted, immediately prior to consummation of the business combination, into 601,632 shares of Reviva common stock at a conversion rate equal to $0.831063. The conversion terms created a BCF of $274,083 at the time of conversion. This amount was recorded at conversion to interest expense and additional paid-in capital.

In addition, the Company entered into a contingent capital commitment with certain investors for $2,000,000 (“Reviva Contingent Interim Period Notes”) that became effective upon consummation of the Business Combination. The Reviva Contingent Interim Period Notes were interest free. The Reviva Contingent Interim Period Notes provided that the notes automatically converted, immediately prior to consummation of the Business Combination, into 1,718,280 shares of Reviva common stock at a conversion price equal to $1.163953. On consummation of the Business Combination, these shares converted into 261,626 shares of the Company’s common stock. The holders have no further rights under these notes. The conversion terms created a BCF of $210,842 at the time of conversion. This amount was recorded at conversion to interest expense and additional paid-in capital.